Membership Interests (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Membership Interests [Abstract]
Schedule Of Cash Capital Contributions
We received $106 million in cash capital contributions from our members on October 24, 2022. In the nine months ended September 30, 2022, we received the following cash capital contributions from our members:

Receipt Date	Amount
February 17, 2022	$106
April 26, 2022	$106
July 26, 2022	$106

Receipt Date	Amount
February 16, 2021	$63
April 27, 2021	$63
July 27, 2021	$62
October 26, 2021	$67
December 22, 2021	$450

Schedule Of Distributions Paid
On October 25, 2022, our board of directors declared a cash distribution of $106 million, which was paid to our members on October 26, 2022. In the nine months ended September 30, 2022, our board of directors declared, and we paid, the following cash distributions to our members:

Declaration Date	Payment Date	Amount

February 18, 2022	February 18, 2022	$106
April 27, 2022	April 28, 2022	$106
July 27, 2022	July 28, 2022	$106

Declaration Date	Payment Date	Amount

February 17, 2021	February 18, 2021	$96
April 28, 2021	April 29, 2021	$96
July 28, 2021	July 29, 2021	$546
October 27, 2021	October 28, 2021	$101

Schedule Of Changes To Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) (AOCI)
The following table presents the changes to AOCI for the nine months ended September 30, 2022 and 2021, net of tax:

	Cash Flow Hedges – Interest Rate Swaps	Defined Benefit Pension and OPEB Plans	Total Accumulated Other Comprehensive Income (Loss)

Balance at December 31, 2021	$(36)	$(95)	$(131)
Defined benefit pension plans	—	3	3
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges (net of tax expense of $0)	2	—	2

Balance at September 30, 2022	$(34)	$(92)	$(126)

Balance at December 31, 2020	$(39)	$(112)	$(151)
Defined benefit pension plans	—	5	5
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges (net of tax expense of $0)	2	—	2

Balance at September 30, 2021	$(37)	$(107)	$(144)

	Cash Flow Hedges —Interest Rate Swap	Defined Benefit Pension and OPEB Plans	Accumulated Other Comprehensive Income (Loss)

Balance at December 31, 2018	$(16)	$(148)	$(164)
Defined benefit pension plans	—	27	27
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges (net of tax expense $-)	2	—	2
Amounts reclassified from accumulated other comprehensive income (loss) to capital account	(4)	—	(4)

Balance at December 31, 2019	$(18)	$(121)	$(139)

Defined benefit pension plans	—	9	9
Cash flow hedges—net decrease in fair value of derivatives (net of tax benefit of $6)	(24)	—	(24)
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges (net of tax expense $1)	3	—	3
Balance at December 31, 2020	$(39)	$(112)	$(151)

Defined benefit pension plans	—	17	17
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges (net of tax expense $-)	3	—	3

Balance at December 31, 2021	$(36)	$(95)	$(131)

Schedule of Stockholders Equity [Table Text Block]
Membership Interests
The following tables present the changes to membership interests during the three and nine months ended September 30, 2022 and 2021, net of tax:

	Capital Accounts	Accumulated Other Comprehensive Income (Loss)	Total Membership Interests

Balance at June 30, 2022	$13,142	$(128)	$13,014
Net income	318	—	318
Capital contributions	106	—	106
Distributions	(106)	—	(106)
Net effects of cash flow hedges	—	1	1
Defined benefit pension plans	—	1	1

Balance at September 30, 2022	$13,460	$(126)	$13,334

Balance at June 30, 2021	$12,353	$(146)	$12,207
Net income	258	—	258
Capital contributions	62	—	62
Distributions	(546)	—	(546)
Net effects of cash flow hedges	—	1	1
Defined benefit pension plans	—	1	1

Balance at September 30, 2021	$12,127	$(144)	$11,983

	Capital Accounts	Accumulated Other Comprehensive Income (Loss)	Total Membership Interests

Balance at December 31, 2021	$12,719	$(131)	$12,588
Net income	741	—	741
Capital contributions	318	—	318
Distributions	(318)	—	(318)
Net effects of cash flow hedges	—	2	2
Defined benefit pension plans	—	3	3

Balance at September 30, 2022	$13,460	$(126)	$13,334

Balance at December 31, 2020	$12,083	$(151)	$11,932
Net income	595	—	595
Capital contributions	188	—	188
Distributions	(739)	—	(739)
Net effects of cash flow hedges	—	2	2
Defined benefit pension plans	—	5	5

Balance at September 30, 2021	$12,127	$(144)	$11,983